Cover	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	F-1/A
Amendment Flag	true
Entity Registrant Name	Meiwu Technology Company Limited
Entity Central Index Key	0001787803
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Unit 304-3, No. 19, Wanghai Road
Entity Address, Address Line Two	Siming District
Entity Address, City or Town	Xiamen
Entity Address, Country	CN
Country Region	+86
City Area Code	755
Local Phone Number	85250400
Entity Emerging Growth Company	false